Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Document Period End Date	May 31, 2024
C000246552 [Member]
Shareholder Report [Line Items]
Fund Name	FT Raymond James Multicap Growth Equity ETF
Class Name	FT Raymond James Multicap Growth Equity ETF
Trading Symbol	RJMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the period of January 17, 2024 (commencement of investment operations) to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RJMG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$33(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.76% for the period from the Fund’s inception on January 17, 2024 through May 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Growth Index, which returned 12.69% for the Period.
  The Consumer Discretionary and Health Care sectors were the top contributing sectors during the Period, while the Information Technology sector was the biggest detractor to the Fund’s performance during the Period.
  Individual security selection in the Consumer Discretionary and Health Care sectors aided in performance during the Period. Security selection in the Information Technology sector was a headwind over the Period.
  As of the end of the Period, the Fund’s portfolio maintains an overweight to the Real Estate and Financials sectors, and an underweight to the Information Technology and Industrials sectors, relative to its benchmark.
  As of the end of the Period, the Fund’s portfolio maintained a broad diversification across Market Caps with an underweight to Large Caps relative to its benchmark.
  Top contributors to the Fund’s performance during the Period included NVIDIA Corp., which had an average weight of 2.73%, appreciated by 91.99%, and contributed 2.00% to the Fund’s overall performance; and Natera, Inc., which had an average weight of 2.75%, appreciated by 57.68%, and contributed 1.35% to the Fund’s overall performance.
  Top detractors from the Fund’s performance during the Period included Fastly, Inc., which had an average weight of 2.22%, depreciated 55.96%, and detracted 1.65% from the Fund’s overall performance; and Lululemon Athletica, Inc., which had an average weight of 2.13%, depreciated 34.65%, and detracted 0.91% from the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2024 to May 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2024)	Since Inception (1/17/24)
FT Raymond James Multicap Growth Equity ETF	6.76%
Russell 3000® Index	11.34%
Russell 3000® Growth Index	12.69%

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RJMG for more recent performance information.
Net Assets	$ 8,523,041
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 18,472
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$8,523,041
Total number of portfolio holdings	40
Total advisory fee paid	$18,472
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.2%
NVIDIA Corp.	3.1%
Natera, Inc.	3.1%
Chipotle Mexican Grill, Inc.	3.0%
Spotify Technology S.A.	3.0%
Construction Partners, Inc., Class A	2.9%
Boston Scientific Corp.	2.9%
Apple, Inc.	2.9%
Welltower, Inc.	2.9%
Costco Wholesale Corp.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.2%
NVIDIA Corp.	3.1%
Natera, Inc.	3.1%
Chipotle Mexican Grill, Inc.	3.0%
Spotify Technology S.A.	3.0%
Construction Partners, Inc., Class A	2.9%
Boston Scientific Corp.	2.9%
Apple, Inc.	2.9%
Welltower, Inc.	2.9%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]	HOW HAS THE FUND MATERIALLY CHANGED? As of May 31, 2024, the Fund’s investment adviser determined that there were no material changes to the Fund during the Period.
C000248655 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - March
Class Name	FT Vest U.S. Equity Max Buffer ETF - March
Trading Symbol	MARM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the period of March 26, 2024 (commencement of investment operations) to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$16(1)	0.85%(2)
(1)	The Fund commenced investment operations on March 26, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 16	[3]
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.00% from the Fund’s inception date on March 26, 2024 through May 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 1.67% for the Period.
This underperformance was primarily due to the lower risk/reward design of the Fund relative to its benchmark.
The Fund’s performance from the Fund’s inception date on March 26, 2024 through May 31, 2024 can be attributed as follows:
+1.15%   Performance Due to Options Positions Held
- 0.15%   Expenses
+1.00%   Total Fund Performance
The Fund is designed to participate in the positive price returns (before fees and expenses) of the SPDR® S&P 500® ETF Trust (“SPY” or the “Underlying ETF”) up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against SPY losses over an approximate period of one year (the “Target Outcome Period”). Over the Target Outcome Period from March 27, 2024 through March 21, 2025, the Fund will seek to buffer against 100% of the Underlying ETF losses and limit gains up to a predetermined upside cap of 9.23%.
While the cap and buffer provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value and the Underlying ETF’s price performance.
The Fund held an option package that consisted of a deep-in-the-money long call, a long put, and a short call. The long call generally moves in line with SPY. The other two options, the long put and short call, are “bearish” positions that generally move in the opposite direction of SPY. (These two options provide the buffer and limit, or “cap” the upside potential of the Fund.) The combined impact of all three options is generally in the same direction as SPY, but to a lesser extent than SPY.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 26, 2024 to May 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2024)	Since Inception (3/26/24)
FT Vest U.S. Equity Max Buffer ETF - March	1.00%
S&P 500® Index	1.67%

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 27, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MARM for more recent performance information.
Net Assets	$ 199,523,652
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 184,291
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$199,523,652
Total number of portfolio holdings	4
Total advisory fee paid	$184,291
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.8%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since March 27, 2024. For more complete information, you may review the supplement to the Fund’s prospectus dated April 5, 2024 available at www.ftportfolios.com/fund-documents/etf/MARM or upon request at 1-800-621-1675 or info@ftportfolios.com.
Notwithstanding anything to the contrary in the Fund’s prospectus, for a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described in the Fund’s prospectus. Accordingly, for such a Target Outcome Period, the Fund may only hold three kinds of FLEX Options.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MARM

[1]	The Fund commenced investment operations on January 17, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	The Fund commenced investment operations on March 26, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[4]	Annualized.